Significant Accounting Policies - Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs (Detail) $ in Millions	Nov. 01, 2020 CAD ($)
Single currency interest rate swaps
Derivatives and undrawn commitments [line Items]
Notional amount	$ 1,546,250
Single currency interest rate swaps | USD LIBOR [member]
Derivatives and undrawn commitments [line Items]
Notional amount	630,265
Single currency interest rate swaps | GBP LIBOR [member]
Derivatives and undrawn commitments [line Items]
Notional amount	699,339
Single currency interest rate swaps | Other Rates [member]
Derivatives and undrawn commitments [line Items]
Notional amount	216,646
Cross currency interest rate swaps
Derivatives and undrawn commitments [line Items]
Notional amount	492,218
Cross currency interest rate swaps | USD LIBOR [member]
Derivatives and undrawn commitments [line Items]
Notional amount	322,426
Cross currency interest rate swaps | GBP LIBOR [member]
Derivatives and undrawn commitments [line Items]
Notional amount	31,052
Cross currency interest rate swaps | Other Rates [member]
Derivatives and undrawn commitments [line Items]
Notional amount	138,740
Other
Derivatives and undrawn commitments [line Items]
Notional amount	112,691
Other | USD LIBOR [member]
Derivatives and undrawn commitments [line Items]
Notional amount	48,297
Other | GBP LIBOR [member]
Derivatives and undrawn commitments [line Items]
Notional amount	29,486
Other | Other Rates [member]
Derivatives and undrawn commitments [line Items]
Notional amount	34,908
Undrawn commitments
Derivatives and undrawn commitments [line Items]
Notional amount	37,607
Undrawn commitments | USD LIBOR [member]
Derivatives and undrawn commitments [line Items]
Notional amount	35,900
Undrawn commitments | GBP LIBOR [member]
Derivatives and undrawn commitments [line Items]
Notional amount	1,094
Undrawn commitments | Other Rates [member]
Derivatives and undrawn commitments [line Items]
Notional amount	$ 613